Deferred tax (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of deferred taxes [text block] [Abstract]
Schedule of deferred tax assets and liabilities by type of temporary
	As of December 31
	2021	2020
Net deferred tax asset (liability)
Trade and other receivables	(1,357)	(3,301)
Inventories	3,142	1,735
Property, plant and equipment	(3,486)	(6,817)
Intangibles	(875)	(634)
Borrowings and Trade and other payables	3,639	3,071
Provisions and Other liabilities	1,005	737
Others	(1,071)	8,088
Total net deferred tax asset (liability)	997	2,879

Schedule of deferred tax assets and liabilities
	As of December 31
	2021	2020
Deferred Tax Asset	7,067	21,769
Deferred Tax Liability	(6,070)	(18,890)
Net Deferred Tax Asset (Liability)	997	2,879

Schedule of deferred tax
	As of December 31
	2021	2020	2019
Balance as on January 1	2,879	8,556	7,396
Recognized in Profit and Loss	(1,455)	(3,805)	1,083
Recognized in Other Comprehensive Income [1]	(58)	16	(43)
Others [2]	(369)	(1,888)	120
Balance as of December 31	997	2,879	8,556

[1]	Deferred tax related to employee defined benefit plans.
[2]	Deferred tax related to the purchase price acquisition of intangible assets in Procaps S.A. de C.V. (previously Laboratorios Lopez S.A. de C.V.).